Right-of-use assets	12 Months Ended
Dec. 31, 2023
Right-of-use assets.
Right-of-use assets

14 Right-of-use assets

The Group has lease contracts for land and buildings and offices in Germany and the United States, as well as various items of plant, machinery, motor vehicles and other equipment used in its operations. Leases for land and buildings is related to the sale and leaseback transaction of the Rostock headquarters building and the office in Berlin, both with a lease term of 12 years. Leases of plant and machinery and other equipment generally have lease terms between 2 and 4 years, while motor vehicles generally have lease terms of 3 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from subleasing the leased assets. In addition, a bank guarantee of EUR 3,257k (which is secured by cash deposit of EUR 3,257k) is required to be maintained for the leases of Rostock headquarters building and Berlin offices until the expiry or termination of the leases. Leases of certain plant and machineries were also secured with rental deposits of EUR 51k.

The lease contract of Rostock headquarters building includes extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. The lease of Rostock headquarters building allows the Group to extend the rental contract twice, each for a period of 6 years, after the expiration of agreement in September 2031 with rental payments of approximately EUR 1.5 million per annum. Such extension option is not included in the right-of-use assets and lease liabilities, as it is not reasonably certain that such extension option will be exercised.

The Group also has certain leases of motor vehicles and premises with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets and movements during the period:

			Plant and	Other	Motor
In EUR k	Buildings*	Offices	equipment	equipment	Vehicles	Total

As of Jan 1, 2021	12,005	4,176	4,587	1,315	37	22,120
Additions	—	133	1,121	179	19	1,452
Transfers to property, plant & equipment**	—	—	(672)	—	—	(672)
Depreciation expenses	(1,121)	(970)	(1,745)	(138)	(22)	(3,996)
As of December 31, 2021	10,884	3,339	3,291	1,356	34	18,904
Additions	—	112	95	—	21	228
Transfers to property, plant & equipment**	—	—	(772)	(127)	—	(899)
Depreciation expenses	(1,124)	(529)	(1,081)	(127)	(22)	(2,882)
As of December 31, 2022	9,760	2,922	1,533	1,102	33	15,351
Additions	866	13	975	—	—	1,854
Transfers to property, plant & equipment**	—	—	(1,627)	—	—	(1,627)
Depreciation expenses	(1,133)	(364)	(422)	—	(24)	(1,943)
As of December 31, 2023	9,493	2,571	459	1,102	9	13,635

*   As the lease of land and buildings are made through one contract, all the related right-of-use assets are allocated to Buildings.

** Transfers of leased assets to PP&E (Note 13) represents purchased assets at the end of lease term.

Set out below are the carrying amounts of lease liabilities and the movements during the period:

in EUR k	2023	2022	2021

As of January 1	15,436	18,724	21,205
Additions	1,657	204	1,452
Interest expenses	579	637	584
Disposals	—	—	(273)
Payments	(3,095)	(4,129)	(4,244)
As of December 31	14,577	15,436	18,724

Current	2,178	2,311	3,330
Non-current	12,399	13,125	15,394

The maturity analysis of lease liabilities is disclosed in Note 23.

The following are the amounts recognized in profit or loss:

in EUR k	2023	2022	2021
Depreciation expense of right-of-use assets	1,943	2,882	3,996
Interest expenses on lease liabilities	579	637	584
Rent expenses—short-term leases	175	770	7,175
Rent expense—leases of low-value assets	21	27	48
Total amounts recognized in profit or loss	2,718	4,316	11,803

The Group had total cash outflows for leases of EUR 3,095k in 2023 (2022: EUR 5,111k; 2021: EUR 11,467k). The future cash outflows relating to non-cancellable short-term leases and leases of low-value assets, are disclosed in Note 26. The future cash outflow related to residual value guarantees are disclosed in Note 23.